Related-party transactions and party in interest	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-party transactions and party in interest	Related-party transactions and party in interest
The Plan invests in shares of the common stock of M&T. The Plan held 2,221,345 shares with a fair value of $448 million and 2,346,144 shares with a fair value of $441 million at December 31, 2025 and 2024, respectively.
The following table presents the Plan's party-in-interest transactions regarding M&T's common stock at December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
(Dollars in thousands)
Purchases	$32,994	$26,842
Sales	31,385	76,847
Cash dividends received	12,454	13,302
Realized gains	754	21,943
Unrealized gains	30,148	114,111

Certain Plan investment alternatives totaling $3.6 billion and $2.9 billion at December 31, 2025 and 2024, respectively, represent units of common trust funds and the stable value fund that are advised by an entity related to T. Rowe, which qualify as party-in-interest transactions and are measured at NAV and contract value, respectively. T. Rowe serves as trustee and recordkeeper. Participant transactions (purchases and sales) may occur daily in any of the T. Rowe common trust funds and the stable value fund. Were the Plan to initiate a full redemption of any of the T. Rowe common trust funds and the stable value fund, the investment advisor reserves the right to temporarily delay withdrawal from the trust no earlier than thirty (30) days after such notice is provided, in order to ensure that securities liquidations will be carried out in an orderly business manner. The T. Rowe common trust funds and the stable value fund trust had no unfunded commitments at December 31, 2025 and 2024.
The Plan allows participants to take loans from their accounts in the Plan. These notes receivable from participants qualify as party-in-interest transactions and totaled $47.9 million and $46.6 million at December 31, 2025 and 2024, respectively. The rates on the notes receivable ranged from 4.25% to 9.50% at each of December 31, 2025 and 2024.